ANNUAL REPORT

August 31, 2000

[PICTURE OF NAVIGATION TOOL]

TEMPLETON FOREIGN FUND

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[PICTURE OF MARK G. HOLOWESKO]


MARK G. HOLOWESKO, CFA
Portfolio Manager
Templeton Foreign Fund


Mark G. Holowesko is president of Templeton Global Advisors Ltd. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as an officer and director of Templeton Worldwide, Inc. Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst and a former director of the International Society of Financial Analysts.


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
SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Foreign Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of companies located outside the United States, including emerging markets.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Templeton Foreign Fund covers the 12 months ended August 31, 2000, a year of fierce volatility in foreign equity markets. During this time, merger and acquisition activity reached record levels in Europe, and tax reform and deregulation measures continued to be adopted across the globe. In Germany, income and capital gains tax reform, which seemed to be foundering in the spring, was put back on track. France and Italy also announced significant tax reduction initiatives. And China moved to encourage savings and investment through financial market deregulation and the introduction of mutual funds and private pension programs. Within this environment, Templeton Foreign Fund - Class A posted a 4.79% one-year cumulative total return, as shown in the Performance Summary beginning on page 8. During the same period, the Fund's


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 17.


CONTENTS


Shareholder Letter .....................................................     1

Performance Summary ....................................................     8

Financial Highlights &
Statement of Investments ...............................................    13

Financial Statements ...................................................    24

Notes to Financial Statements ..........................................    27

Report of Independent
Accountants ............................................................    32

Tax Designation ........................................................    33


[PYRAMID GRAPHIC]

 GEOGRAPHIC DISTRIBUTION
 BASED ON TOTAL NET ASSETS
 8/31/00

 European Stocks                           44.2%

 Asian Stocks                              26.2%

 Latin American Stocks                      6.9%

 Australian & New Zealand Stocks            4.1%

 North American Stocks                      3.3%

 Mid-East/African Stocks                    0.3%

 Fixed Income Securities                    6.0%

 Short-Term Investments & Other Net
 Assets                                     9.0%

benchmark, the Morgan Stanley Capital International(R) Europe, Australasia, Far East (MSCI EAFE) Index, returned 9.81%.(1)

EUROPE

Our European holdings were not a prototypical reflection of the composition of that region's markets. Although about one-third of the entire market value of European equities is made up of telecommunications, media and technology companies, these sectors comprise less than 3% of Templeton Foreign Fund's European holdings. During the year under review, we added to our position in E.ON. Despite sounding like an Internet company, E.ON is actually one of Europe's largest electricity and energy conglomerates. Formed by the merger of two German companies, its share price when we purchased it was less than the value of the individual assets owned by these companies. We believe it likely this company will consider selling off a number of non-core assets, which could give it more working capital with which to conduct operations. Along with the Fund's other German holdings, E.ON should benefit from a reduction in corporate profit taxes and the elimination of the prohibitive 50% tax on corporate asset sales recently approved by the German government.

During the 12 months under review, we did not have great success with our U.K. investments. In some cases, we underestimated the degree to which the pressure of a strong currency would undermine prices of some of these stocks. When we lost confidence in a company's ability to generate long-term returns, we sold shares, sometimes at a loss. But, believing that the U.K. has some of the world's most undervalued companies, we purchased shares of BAE, the world's third largest defense


1. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI EAFE Index tracks the performance of approximately 1,000 securities in 20 countries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

industry company. BAE is a leader in military aircraft production and defense electronics, two of the fastest-growing aspects of the defense industry. We expect BAE to benefit if global defense spending increases. In the U.S., for example, where BAE earns about a quarter of its profits, defense spending is projected to increase significantly over the next five years.

A number of positive factors may benefit the Fund's European stocks. During the latest economic cycle, cash flow has begun to represent a significantly higher percentage of sales of many European companies. In several cases, this increased cash flow is being used to purchase other companies, which we believe may unlock value for some of our holdings. In addition, many European companies have reduced their workforces by about 15% while improving productivity. The benefits of this improved efficiency have raised corporate profits, and return on equity has climbed from below 5% in the mid-1990s to over 12% at the end of August 2000.(2) Although this figure is lower than the 18% return on equity experienced in the U.S., we believe it may improve for many European corporations.

ASIA

As in Europe, many Asian markets experienced a great divide between the prices of "new economy" stocks and "old economy" stocks. In Hong Kong, for example, on August 31, 2000, new economy companies sold for about 41 times projected 2000 income compared with old economy stocks at just 13 times that figure.(3) However, the distinction between what is old economy and what is new economy has become increasingly blurred.


2. Source: Morgan Stanley.
3. Sources: Morgan Stanley Capital International, Factset, Morgan Stanley Dean Witter Research.

  TOP 10 COUNTRIES*
  8/31/00

                      % OF TOTAL
                       NET ASSETS
  -------------------------------
  UNITED KINGDOM         16.1%

  HONG KONG              12.4%

  JAPAN                   7.5%

  GERMANY                 5.9%

  FRANCE                  5.1%

  NETHERLANDS             4.0%

  SWEDEN                  3.9%

  SPAIN                   3.8%

  SOUTH KOREA             3.7%

  AUSTRALIA               3.6%

* Based on equity securities.

Consider, for example, Hutchison Whampoa, a company with its roots in ports and property. Hutchison's astute management capitalized on its success in telecommunications in Hong Kong and the U.K. to become one of the leaders in the emerging field of wireless data. Templeton Foreign Fund's exposure to the company is through holdings in Hutchison's parent, Cheung Kong Holdings. At the end of the reporting period, Cheung Kong was valued at less than the value of its holding in Hutchison, despite the fact that Cheung Kong has substantial additional real estate holdings. In effect, the market appeared to be attaching a negative value to the other real estate Cheung Kong owns. This is a situation we believe may be remedied in the future.

Elsewhere in Asia, we found opportunities in South Korea. During the year under review, many investors became concerned about the country's prospects in light of rising U.S. interest rates and the potential for reduced American demand for overseas goods. Many South Korean stocks were negatively impacted by this sentiment and sold for less than 10 times earnings, near levels last seen during the Asian financial crises of several years ago. However, significant differences exist between the time of the crises and the period ended August 31, 2000. For example, many Korean companies have used dollar revenues earned from strong export sales to reduce the U.S. dollar debt exposure that exacerbated past problems. Additionally, decreasing exports to the U.S., in our opinion, may be offset by growing domestic and inter-regional sales as economies in countries like China show signs of strength.

The Fund continued to maintain a relatively small exposure to Japan. Hopes of a sustained economic turnaround in that country, which pushed up stock prices in 1999, began to fade during 2000. However, even though we do not know how Japan's economy will perform in the near term, we did find a few companies, such as Fujitsu, one of Japan's largest information technology companies, which we believe may prosper over the long term. Spending on technology in Japan, as a percentage of gross domestic product, was roughly half that of the U.S., and an increase in such spending, combined with restructuring of its overseas divisions, could help Fujitsu improve its returns.

LATIN AMERICA

During the 12 months under review, the Fund's exposure to Latin American equity securities was reduced. The main reason for this decline is that three of the nine companies whose shares we owned were acquired, all at substantial premiums to the shares' market prices. While these acquisitions benefited the Fund, they also reduced the availability of liquid stocks in which to invest, particularly in Argentina. Mexico and Brazil also appeared to have fewer bargains than we were able to find in previous years.

LOOKING FORWARD

Although we are concerned about the potential instability of global markets and currencies, we are optimistic about the long-term potential of Templeton Foreign Fund. We realize that stock prices at the end of the reporting period were stretched beyond reasonable levels, propped up by unsustainable margin debt growth and American consumers thought by some economists


  TOP 10 EQUITY HOLDINGS
  8/31/00

  COMPANY                             % OF TOTAL
  SECTOR, COUNTRY                     NET ASSETS
  ----------------------------------------------
  HSBC HOLDINGS PLC
  BANKS, HONG KONG                        2.4%

  CHEUNG KONG HOLDINGS LTD.
  REAL ESTATE, HONG KONG                  2.1%

  NATIONAL AUSTRALIA BANK LTD.
  BANKS, AUSTRALIA                        1.9%

  SINGAPORE AIRLINES LTD.
  AIRLINES, SINGAPORE                     1.7%

  SWIRE PACIFIC LTD., A
  DIVERSIFIED FINANCIALS,
  HONG KONG                               1.6%

  TELEFONOS DE MEXICO SA DE CV
  (TELMEX), ADR
  DIVERSIFIED TELECOMMUNICATION
  SERVICES, MEXICO                        1.5%

  SHELL TRANSPORT &
  TRADING CO. PLC
  OIL & GAS, UNITED KINGDOM               1.5%

  NIPPON TELEGRAPH &
  TELEPHONE CORP.
  DIVERSIFIED TELECOMMUNICATION
  SERVICES, JAPAN                         1.5%

  E.ON AG
  ELECTRIC UTILITIES, GERMANY             1.4%

  VOLKSWAGEN AG, ORD. & PFD.
  AUTOMOBILES, GERMANY                    1.4%

to be spending at an unsustainable rate. But our enthusiasm for investing is bolstered by the narrow focus of many investors, which pushed technology and telecommunications securities to historically extreme price levels while ignoring other sectors. These two sectors accounted for more than 33% of world equity market capitalization at the end of the period. In our opinion, this disproportionate share of market capitalization neglects the value inherent in many non-technology stocks. We believe the Fund's portfolio includes a collection of these attractively priced securities. Employing our time-tested strategy of diversification over a large number of countries and industries, we shall continue to search the globe for what we believe to be bargain stocks with the potential to provide our shareholders positive returns over the long term.

Please remember that there are special risks associated with global investing related to market, currency, economic, social, political and other factors. Emerging markets involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market security means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 974% in the last 12 years, but has suffered five declines of more than 15% during that time.(4) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.


Sincerely,



/s/ Mark G. Holowesko, CFA
------------------------------
Mark G. Holowesko, CFA
President
Templeton Foreign Fund


4. Source: Morgan Stanley Capital International/MSCI Mexico Free Index. Based on quarterly percentage price change over 12 years ended 6/30/00. Market return is measured in U.S. dollar terms and does not include reinvested dividends. The MSCI Mexico Free Index reflects actual buyable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. The MSCI Mexico Free Index is a Capitalization weighted index of 34 Companies as of 6/30/00.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

ONE-YEAR PERFORMANCE
AS OF 8/31/00

One-year cumulative total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

CLASS A
One-Year Cumulative Total Return       4.79%
Net Asset Value (NAV)                  $10.56 (8/31/00)         $10.49 (8/31/99)
Change in NAV                          +$0.07
Distributions (9/1/99 - 8/31/00)       Dividend Income          $0.3146
                                       Short-Term Capital Gain  $0.0183
                                       Long-Term Capital Gain   $0.0748
                                       --------------------------------
                                       TOTAL                    $0.4077

CLASS B
One-Year Cumulative Total Return       3.99%
Net Asset Value (NAV)                  $10.43 (8/31/00)         $10.43 (8/31/99)
Change in NAV                          +$0.00
Distributions (9/1/99 - 8/31/00)       Dividend Income          $0.3002
                                       Short-Term Capital Gain  $0.0183
                                       Long-Term Capital Gain   $0.0748
                                       --------------------------------
                                       TOTAL                    $0.3933

CLASS C
One-Year Cumulative Total Return       3.94%
Net Asset Value (NAV)                  $10.39 (8/31/00)         $10.31 (8/31/99)
Change in NAV                          +$0.08
Distributions  (9/1/99 - 8/31/00)      Dividend Income          $0.2158
                                       Short-Term Capital Gain  $0.0183
                                       Long-Term Capital Gain   $0.0748
                                       --------------------------------
                                       TOTAL                    $0.3089

ADVISOR CLASS
One-Year Cumulative Total Return       5.03%
Net Asset Value (NAV)                  $10.56 (8/31/00)         $10.50 (8/31/99)
Change in NAV                          +$0.06
Distributions (9/1/99 - 8/31/00)       Dividend Income          $0.3475
                                       Short-Term Capital Gain  $0.0183
                                       Long-Term Capital Gain   $0.0748
                                       --------------------------------
                                       TOTAL                    $0.4406

Templeton Foreign Fund paid distributions derived from long-term capital gains of 7.48 cents ($0.0748) per share in October and December 1999. The Fund hereby designates such distributions as capital gain dividends in accordance with Internal Revenue Code Section 852 (b)(3).

Please see standardized SEC performance as of 8/31/00 and index comparison on page 10.

8                     Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00


                                                                       INCEPTION
CLASS A                             1-YEAR     5-YEAR      10-YEAR     (10/5/82)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           3.89%     52.29%      176.47%     1,114.75%
Average Annual Total Return(2)      -2.12%      7.49%       10.05%        14.51%
Value of $10,000 Investment(3)     $9,788    $14,349      $26,057      $114,464

                                                                       INCEPTION
CLASS B                                                   1-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                  3.18%        25.19%
Average Annual Total Return(2)                             -0.79%        11.62%
Value of $10,000 Investment(3)                            $9,921       $12,119

                                                                       INCEPTION
CLASS C                                      1-YEAR       5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                    3.14%        46.74%        56.20%
Average Annual Total Return(2)                1.13%         7.75%         8.38%
Value of $10,000 Investment(3)             $10,113       $14,525       $15,468

                                                                       INCEPTION
ADVISOR CLASS(4)                   1-YEAR    5-YEAR       10-YEAR      (10/5/82)
--------------------------------------------------------------------------------
Cumulative Total Return(1)          4.13%    54.97%       181.33%      1,136.09%
Average Annual Total Return(2)      4.13%     9.16%        10.90%         15.00%
Value of $10,000 Investment(3)   $10,413   $15,497       $28,133       $123,609


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 31.01% and 7.47%.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.                            9

AVERAGE ANNUAL TOTAL RETURN
8/31/00

CLASS A
-----------------------------------------
1-Year                             -1.23%

5-Year                              8.59%

10-Year                             9.41%

Since Inception (10/5/82)          14.79%


AVERAGE ANNUAL TOTAL RETURN
8/31/00

CLASS B
-----------------------------------------
1-Year                             -0.01%

Since Inception (1/1/99)           14.49%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Average annual total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.


                            CLASS A (9/1/90-8/31/00)

                              [CLASS A LINE GRAPH]

                       TEMPLETON      MSCI EAFE INDEX       CPI
                     FOREIGN FUND
                       CLASS A*
      ------------------------------------------------------------
      09/01/1990        $9,425            $10,000          $10,000
      09/30/1990        $8,611            $8,609           $10,084
      10/31/1990        $8,753            $9,954           $10,145
      11/30/1990        $8,688            $9,369           $10,167
      12/31/1990        $8,676            $9,525           $10,167
      01/31/1991        $8,941            $9,835           $10,228
      02/28/1991        $9,553            $10,893          $10,243
      03/31/1991        $9,354            $10,241          $10,258
      04/30/1991        $9,512            $10,345          $10,273
      05/31/1991        $9,665            $10,456          $10,303
      06/30/1991        $9,239            $9,690           $10,334
      07/31/1991        $9,801            $10,169          $10,349
      08/31/1991        $9,805            $9,965           $10,379
      09/30/1991       $10,008            $10,530          $10,426
      10/31/1991        $9,981            $10,682          $10,441
      11/30/1991        $9,831            $10,186          $10,471
      12/31/1991       $10,260            $10,715          $10,479
      01/31/1992       $10,385            $10,489          $10,494
      02/29/1992       $10,556            $10,117          $10,532
      03/31/1992       $10,376            $9,452           $10,585
      04/30/1992       $10,762            $9,499           $10,600
      05/31/1992       $11,367            $10,138          $10,615
      06/30/1992       $11,161            $9,660           $10,653
      07/31/1992       $10,869            $9,416           $10,676
      08/31/1992       $10,654            $10,010          $10,706
      09/30/1992       $10,434            $9,815           $10,736
      10/31/1992       $10,071            $9,304           $10,774
      11/30/1992       $10,114            $9,394           $10,789
      12/31/1992       $10,269            $9,445           $10,783
      01/31/1993       $10,448            $9,447           $10,836
      02/28/1993       $10,689            $9,735           $10,874
      03/31/1993       $11,113            $10,586          $10,912
      04/30/1993       $11,475            $11,594          $10,942
      05/31/1993       $11,745            $11,842          $10,957
      06/30/1993       $11,600            $11,660          $10,972
      07/31/1993       $11,870            $12,071          $10,972
      08/31/1993       $12,637            $12,725          $11,003
      09/30/1993       $12,535            $12,441          $11,025
      10/31/1993       $13,219            $12,828          $11,072
      11/30/1993       $12,997            $11,709          $11,079
      12/31/1993       $14,050            $12,557          $11,078
      01/31/1994       $14,700            $13,621          $11,109
      02/28/1994       $14,447            $13,587          $11,148
      03/31/1994       $14,045            $13,004          $11,186
      04/30/1994       $14,283            $13,559          $11,201
      05/31/1994       $14,283            $13,484          $11,208
      06/30/1994       $14,000            $13,678          $11,246
      07/31/1994       $14,522            $13,812          $11,276
      08/31/1994       $14,909            $14,142          $11,322
      09/30/1994       $14,671            $13,699          $11,352
      10/31/1994       $14,874            $14,159          $11,361
      11/30/1994       $14,336            $13,482          $11,376
      12/31/1994       $14,099            $13,569          $11,376
      01/31/1995       $13,859            $13,051          $11,420
      02/28/1995       $14,051            $13,017          $11,466
      03/31/1995       $14,163            $13,833          $11,504
      04/30/1995       $14,642            $14,357          $11,542
      05/31/1995       $14,978            $14,189          $11,565
      06/30/1995       $15,042            $13,944          $11,587
      07/31/1995       $15,729            $14,816          $11,587
      08/31/1995       $15,378            $14,254          $11,619
      09/30/1995       $15,633            $14,536          $11,640
      10/31/1995       $15,237            $14,149          $11,679
      11/30/1995       $15,405            $14,547          $11,670
      12/31/1995       $15,671            $15,137          $11,663
      01/31/1996       $16,183            $15,203          $11,731
      02/29/1996       $16,320            $15,258          $11,769
      03/31/1996       $16,405            $15,585          $11,830
      04/30/1996       $16,832            $16,042          $11,875
      05/31/1996       $17,003            $15,751          $11,898
      06/30/1996       $17,088            $15,844          $11,906
      07/31/1996       $16,627            $15,384          $11,928
      08/31/1996       $17,020            $15,422          $11,951
      09/30/1996       $17,208            $15,835          $11,989
      10/31/1996       $17,416            $15,678          $12,027
      11/30/1996       $18,071            $16,305          $12,050
      12/31/1996       $18,492            $16,099          $12,050
      01/31/1997       $18,742            $15,540          $12,088
      02/28/1997       $18,938            $15,798          $12,124
      03/31/1997       $19,134            $15,859          $12,154
      04/30/1997       $19,241            $15,947          $12,169
      05/31/1997       $19,884            $16,988          $12,162
      06/30/1997       $20,562            $17,929          $12,176
      07/31/1997       $21,133            $18,223          $12,191
      08/31/1997       $20,348            $16,866          $12,214
      09/30/1997       $21,490            $17,814          $12,244
      10/31/1997       $19,897            $16,449          $12,275
      11/30/1997       $19,685            $16,285          $12,268
      12/31/1997       $19,721            $16,431          $12,253
      01/31/1998       $19,801            $17,186          $12,275
      02/28/1998       $20,871            $18,293          $12,300
      03/31/1998       $21,842            $18,860          $12,324
      04/30/1998       $21,961            $19,014          $12,346
      05/31/1998       $21,049            $18,926          $12,369
      06/30/1998       $20,237            $19,073          $12,383
      07/31/1998       $19,999            $19,271          $12,398
      08/31/1998       $16,709            $16,888          $12,413
      09/30/1998       $16,748            $16,374          $12,428
      10/31/1998       $18,511            $18,086          $12,458
      11/30/1998       $19,137            $19,017          $12,458
      12/31/1998       $18,757            $19,772          $12,450
      01/31/1999       $18,444            $19,718          $12,481
      02/28/1999       $18,288            $19,252          $12,493
      03/31/1999       $19,920            $20,061          $12,531
      04/30/1999       $22,603            $20,878          $12,622
      05/31/1999       $21,574            $19,808          $12,622
      06/30/1999       $23,028            $20,584          $12,622
      07/31/1999       $23,273            $21,201          $12,655
      08/31/1999       $23,452            $21,283          $12,693
      09/30/1999       $22,916            $21,502          $12,749
      10/31/1999       $22,909            $22,312          $12,774
      11/30/1999       $24,039            $23,092          $12,780
      12/31/1999       $26,112            $25,169          $12,780
      01/31/2000       $24,181            $23,574          $12,815
      02/29/2000       $23,669            $24,213          $12,889
      03/31/2000       $24,646            $25,157          $12,992
      04/30/2000       $23,831            $23,837          $13,003
      05/31/2000       $23,901            $23,260          $13,013
      06/30/2000       $24,786            $24,175          $13,084
      07/31/2000       $24,506            $23,166          $13,112
      08/31/2000       $24,576            $23,372          $13,112

                            CLASS B (1/1/99-8/31/00)

                              [CLASS B LINE GRAPH]

                        TEMPLETON          MSCI EAFE INDEX          CPI
                      FOREIGN FUND
                        CLASS B*
      --------------------------------------------------------------------
      01/01/1999         $10,000                $10,000            $10,000
      01/31/1999          $9,821                $9,976             $10,021
      02/28/1999          $9,738                $9,741             $10,031
      03/31/1999         $10,584                $10,150            $10,062
      04/30/1999         $12,014                $10,563            $10,135
      05/31/1999         $11,454                $10,022            $10,135
      06/30/1999         $12,217                $10,415            $10,135
      07/31/1999         $12,348                $10,727            $10,161
      08/31/1999         $12,431                $10,768            $10,192
      09/30/1999         $12,133                $10,879            $10,237
      10/31/1999         $12,136                $11,289            $10,257
      11/30/1999         $12,714                $11,683            $10,261
      12/31/1999         $13,808                $12,734            $10,261
      01/31/2000         $12,779                $11,927            $10,290
      02/29/2000         $12,506                $12,251            $10,349
      03/31/2000         $13,015                $12,728            $10,432
      04/30/2000         $12,581                $12,060            $10,440
      05/31/2000         $12,606                $11,768            $10,448
      06/30/2000         $13,064                $12,231            $10,505
      07/31/2000         $12,903                $11,721            $10,528
      08/31/2000         $12,528                $11,825            $10,528


10                 Past performance does not guarantee future results.

                           CLASS C (5/1/95 - 8/31/00)
                              [CLASS C LINE GRAPH]

                      TEMPLETON        MSCI EAFE INDEX         CPI
                    FOREIGN FUND-C*
      --------------------------------------------------------------
      05/01/1995        $9,903              $10,000          $10,000
      05/31/1995        $10,119             $9,883           $10,020
      06/30/1995        $10,162             $9,713           $10,040
      07/31/1995        $10,617             $10,320          $10,040
      08/31/1995        $10,379             $9,929           $10,067
      09/30/1995        $10,541             $10,125          $10,086
      10/31/1995        $10,261             $9,856           $10,119
      11/30/1995        $10,386             $10,132          $10,112
      12/31/1995        $10,551             $10,544          $10,105
      01/31/1996        $10,897             $10,589          $10,164
      02/29/1996        $10,978             $10,628          $10,197
      03/31/1996        $11,024             $10,856          $10,250
      04/30/1996        $11,313             $11,174          $10,289
      05/31/1996        $11,416             $10,972          $10,309
      06/30/1996        $11,463             $11,036          $10,316
      07/31/1996        $11,139             $10,716          $10,335
      08/31/1996        $11,393             $10,742          $10,355
      09/30/1996        $11,520             $11,030          $10,388
      10/31/1996        $11,654             $10,920          $10,421
      11/30/1996        $12,084             $11,357          $10,441
      12/31/1996        $12,353             $11,214          $10,441
      01/31/1997        $12,509             $10,824          $10,473
      02/28/1997        $12,641             $11,004          $10,505
      03/31/1997        $12,761             $11,046          $10,531
      04/30/1997        $12,833             $11,108          $10,544
      05/31/1997        $13,242             $11,833          $10,537
      06/30/1997        $13,686             $12,489          $10,550
      07/31/1997        $14,059             $12,693          $10,563
      08/31/1997        $13,518             $11,748          $10,583
      09/30/1997        $14,287             $12,408          $10,609
      10/31/1997        $13,219             $11,457          $10,636
      11/30/1997        $13,063             $11,343          $10,629
      12/31/1997        $13,081             $11,445          $10,617
      01/31/1998        $13,121             $11,971          $10,636
      02/28/1998        $13,824             $12,742          $10,657
      03/31/1998        $14,462             $13,137          $10,678
      04/30/1998        $14,542             $13,244          $10,697
      05/31/1998        $13,917             $13,183          $10,717
      06/30/1998        $13,373             $13,285          $10,730
      07/31/1998        $13,214             $13,423          $10,742
      08/31/1998        $11,022             $11,763          $10,755
      09/30/1998        $11,049             $11,406          $10,768
      10/31/1998        $12,195             $12,598          $10,794
      11/30/1998        $12,613             $13,246          $10,794
      12/31/1998        $12,359             $13,772          $10,788
      01/31/1999        $12,135             $13,734          $10,814
      02/28/1999        $12,031             $13,410          $10,825
      03/31/1999        $13,090             $13,973          $10,858
      04/30/1999        $14,849             $14,543          $10,937
      05/31/1999        $14,163             $13,797          $10,937
      06/30/1999        $15,102             $14,338          $10,937
      07/31/1999        $15,266             $14,768          $10,965
      08/31/1999        $15,371             $14,824          $10,998
      09/30/1999        $14,998             $14,977          $11,046
      10/31/1999        $15,002             $15,542          $11,068
      11/30/1999        $15,719             $16,085          $11,073
      12/31/1999        $17,067             $17,531          $11,073
      01/31/2000        $15,806             $16,421          $11,104
      02/29/2000        $15,453             $16,866          $11,167
      03/31/2000        $16,083             $17,523          $11,257
      04/30/2000        $15,545             $16,604          $11,266
      05/31/2000        $15,576             $16,201          $11,275
      06/30/2000        $16,145             $16,839          $11,336
      07/31/2000        $15,945             $16,136          $11,360
      08/31/2000        $15,976             $16,280          $11,360

                        ADVISOR CLASS (9/1/90 -8/31/00)
                           [ADVISOR CLASS LINE GRAPH]

                       TEMPLETON       MSCI EAFE INDEX         CPI
                     FOREIGN FUND
                     ADVISOR CLASS
     ----------------------------------------------------------------
     09/01/1990         $10,000             $10,000           $10,000
     09/30/1990         $9,137              $8,609            $10,084
     10/31/1990         $9,288              $9,954            $10,145
     11/30/1990         $9,218              $9,369            $10,167
     12/31/1990         $9,205              $9,525            $10,167
     01/31/1991         $9,486              $9,835            $10,228
     02/28/1991         $10,136             $10,893           $10,243
     03/31/1991         $9,925              $10,241           $10,258
     04/30/1991         $10,092             $10,345           $10,273
     05/31/1991         $10,254             $10,456           $10,303
     06/30/1991         $9,802              $9,690            $10,334
     07/31/1991         $10,399             $10,169           $10,349
     08/31/1991         $10,403             $9,965            $10,379
     09/30/1991         $10,618             $10,530           $10,426
     10/31/1991         $10,590             $10,682           $10,441
     11/30/1991         $10,430             $10,186           $10,471
     12/31/1991         $10,885             $10,715           $10,479
     01/31/1992         $11,017             $10,489           $10,494
     02/29/1992         $11,198             $10,117           $10,532
     03/31/1992         $11,008             $9,452            $10,585
     04/30/1992         $11,417             $9,499            $10,600
     05/31/1992         $12,060             $10,138           $10,615
     06/30/1992         $11,842             $9,660            $10,653
     07/31/1992         $11,533             $9,416            $10,676
     08/31/1992         $11,304             $10,010           $10,706
     09/30/1992         $11,071             $9,815            $10,736
     10/31/1992         $10,686             $9,304            $10,774
     11/30/1992         $10,732             $9,394            $10,789
     12/31/1992         $10,897             $9,445            $10,783
     01/31/1993         $11,087             $9,447            $10,836
     02/28/1993         $11,343             $9,735            $10,874
     03/31/1993         $11,793             $10,586           $10,912
     04/30/1993         $12,177             $11,594           $10,942
     05/31/1993         $12,463             $11,842           $10,957
     06/30/1993         $12,309             $11,660           $10,972
     07/31/1993         $12,596             $12,071           $10,972
     08/31/1993         $13,410             $12,725           $11,003
     09/30/1993         $13,303             $12,441           $11,025
     10/31/1993         $14,028             $12,828           $11,072
     11/30/1993         $13,792             $11,709           $11,079
     12/31/1993         $14,909             $12,557           $11,078
     01/31/1994         $15,600             $13,621           $11,109
     02/28/1994         $15,331             $13,587           $11,148
     03/31/1994         $14,905             $13,004           $11,186
     04/30/1994         $15,158             $13,559           $11,201
     05/31/1994         $15,158             $13,484           $11,208
     06/30/1994         $14,858             $13,678           $11,246
     07/31/1994         $15,411             $13,812           $11,276
     08/31/1994         $15,822             $14,142           $11,322
     09/30/1994         $15,569             $13,699           $11,352
     10/31/1994         $15,786             $14,159           $11,361
     11/30/1994         $15,214             $13,482           $11,376
     12/31/1994         $14,962             $13,569           $11,376
     01/31/1995         $14,707             $13,051           $11,420
     02/28/1995         $14,910             $13,017           $11,466
     03/31/1995         $15,030             $13,833           $11,504
     04/30/1995         $15,539             $14,357           $11,542
     05/31/1995         $15,895             $14,189           $11,565
     06/30/1995         $15,963             $13,944           $11,587
     07/31/1995         $16,693             $14,816           $11,587
     08/31/1995         $16,319             $14,254           $11,619
     09/30/1995         $16,590             $14,536           $11,640
     10/31/1995         $16,170             $14,149           $11,679
     11/30/1995         $16,348             $14,547           $11,670
     12/31/1995         $16,631             $15,137           $11,663
     01/31/1996         $17,175             $15,203           $11,731
     02/29/1996         $17,319             $15,258           $11,769
     03/31/1996         $17,409             $15,585           $11,830
     04/30/1996         $17,862             $16,042           $11,875
     05/31/1996         $18,042             $15,751           $11,898
     06/30/1996         $18,132             $15,844           $11,906
     07/31/1996         $17,643             $15,384           $11,928
     08/31/1996         $18,059             $15,422           $11,951
     09/30/1996         $18,258             $15,835           $11,989
     10/31/1996         $18,478             $15,678           $12,027
     11/30/1996         $19,173             $16,305           $12,050
     12/31/1996         $19,620             $16,099           $12,050
     01/31/1997         $20,079             $15,540           $12,088
     02/28/1997         $20,308             $15,798           $12,124
     03/31/1997         $20,519             $15,859           $12,154
     04/30/1997         $20,653             $15,947           $12,169
     05/31/1997         $21,340             $16,988           $12,162
     06/30/1997         $22,066             $17,929           $12,176
     07/31/1997         $22,697             $18,223           $12,191
     08/31/1997         $21,837             $16,866           $12,214
     09/30/1997         $23,079             $17,814           $12,244
     10/31/1997         $21,365             $16,449           $12,275
     11/30/1997         $21,157             $16,285           $12,268
     12/31/1997         $21,195             $16,431           $12,253
     01/31/1998         $21,280             $17,186           $12,275
     02/28/1998         $22,429             $18,293           $12,300
     03/31/1998         $23,492             $18,860           $12,324
     04/30/1998         $23,619             $19,014           $12,346
     05/31/1998         $22,641             $18,926           $12,369
     06/30/1998         $21,747             $19,073           $12,383
     07/31/1998         $21,493             $19,271           $12,398
     08/31/1998         $17,959             $16,888           $12,413
     09/30/1998         $18,002             $16,374           $12,428
     10/31/1998         $19,894             $18,086           $12,458
     11/30/1998         $20,593             $19,017           $12,458
     12/31/1998         $20,183             $19,772           $12,450
     01/31/1999         $19,846             $19,718           $12,481
     02/28/1999         $19,701             $19,252           $12,493
     03/31/1999         $21,433             $20,061           $12,531
     04/30/1999         $24,343             $20,878           $12,622
     05/31/1999         $23,236             $19,808           $12,622
     06/30/1999         $24,799             $20,584           $12,622
     07/31/1999         $25,065             $21,201           $12,655
     08/31/1999         $25,258             $21,283           $12,693
     09/30/1999         $24,679             $21,502           $12,749
     10/31/1999         $24,684             $22,312           $12,774
     11/30/1999         $25,901             $23,092           $12,780
     12/31/1999         $28,160             $25,169           $12,780
     01/31/2000         $26,076             $23,574           $12,815
     02/29/2000         $25,523             $24,213           $12,889
     03/31/2000         $26,603             $25,157           $12,992
     04/30/2000         $25,722             $23,837           $13,003
     05/31/2000         $25,797             $23,260           $13,013
     06/30/2000         $26,751             $24,175           $13,084
     07/31/2000         $26,449             $23,166           $13,112
     08/31/2000         $26,535             $23,372           $13,112

AVERAGE ANNUAL TOTAL RETURN
8/31/00

CLASS C
----------------------------------------
1-Year                             1.95%

5-Year                             8.78%

Since Inception (5/1/95)           9.17%


AVERAGE ANNUAL TOTAL RETURN
8/31/00

ADVISOR CLASS***
----------------------------------------
1-Year                             5.03%

5-Year                            10.21%

10-Year                           10.25%

Since Inception (10/5/82)         15.28%


* Source: Standard and Poor's Micropal. The unmanaged MSCI Europe, Australasia, Far East (EAFE) Index tracks the performance of approximately 1,000 securities in 20 countries. It includes reinvested dividends.

** Source: Consumer Price Index, U.S. Bureau of Labor Statistics (8/31/00). The Consumer Price Index is a commonly used measure of inflation.

*** Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.                           11

TEMPLETON FOREIGN FUND

CLASS A

If you had invested $10,000 in Templeton Foreign Fund - Class A at inception, it would have been worth $118,156 on August 31, 2000. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on October 5, 1982 (inception), reflecting the current, maximum sales charge and applicable fees and expenses, with income dividends and capital gains reinvested as shown through August 31, 2000.*


                              [CLASS A LINE GRAPH]

                      PRINCIPAL     PRINCIPAL    TOTAL VALUE       CPI        PRINCIPAL       INCOME      CAP GAINS
                          +          + CAP
                      DIVIDENDS      GAINS
     10/05/1982        $9,423        $9,423         $9,423       $10,000        $9,423            $0            $0
     12/31/1982        $9,823        $9,823         $9,823        $9,965        $9,823            $0            $0
     12/31/1983       $13,362       $13,217        $13,410       $10,343       $13,169          $193           $48
     12/31/1984       $13,094       $12,759        $13,250       $10,751       $12,603          $491          $156
     12/31/1985       $16,566       $15,735        $16,812       $11,160       $15,489        $1,077          $246
     12/31/1986       $19,903       $19,896        $21,648       $11,282       $18,151        $1,752        $1,745
     12/31/1987       $23,252       $24,190        $27,006       $11,782       $20,436        $2,816        $3,754
     12/31/1988       $26,865       $28,790        $32,946       $12,303       $22,709        $4,156        $6,081
     12/31/1989       $33,854       $36,619        $43,006       $12,875       $27,467        $6,387        $9,152
     12/31/1990       $31,870       $34,542        $41,712       $13,662       $24,700        $7,170        $9,842
     12/31/1991       $36,198       $40,076        $49,325       $14,080       $26,949        $9,249       $13,127
     12/31/1992       $34,964       $39,496        $49,372       $14,488       $25,088        $9,876       $14,408
     12/31/1993       $47,393       $53,489        $67,549       $14,886       $33,333       $14,060       $20,156
     12/31/1994       $45,397       $53,552        $67,783       $15,284       $31,166       $14,231       $22,386
     12/31/1995       $49,210       $58,571        $75,343       $15,672       $32,438       $16,772       $26,133
     12/31/1996       $57,909       $67,602        $88,903       $16,192       $36,608       $21,301       $30,994
     12/31/1997       $58,220       $71,753        $94,815       $16,468       $35,158       $23,062       $36,595
     12/31/1998       $51,688       $68,140        $90,181       $16,733       $29,647       $22,041       $38,493
     12/31/1999       $72,959       $92,229       $125,541       $17,181       $39,647       $33,312       $52,582
     08/31/2000       $68,667       $86,803       $118,156       $17,630       $37,314       $31,353       $49,489

* Cumulative total return represents the change in value of an investment over the indicated period. All cumulative total return figures on this chart have been restated to reflect the current, maximum 5.75% initial sales charge; thus, actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to Class A shares of the Fund. The Fund offers three other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.

Past performance does not guarantee future results.

TEMPLETON FOREIGN FUND
Financial Highlights

                                                                                   CLASS A
                                                    ----------------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                    ----------------------------------------------------------------------
                                                       2000           1999           1998           1997           1996
                                                    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year..............         $10.49          $8.43         $11.40          $9.97         $9.62
                                                    ----------------------------------------------------------------------
Income from investment operations:
 Net investment income..........................            .23            .27            .30            .32           .27
 Net realized and unrealized gains (losses).....            .25           2.82          (2.11)          1.56           .69
                                                    ----------------------------------------------------------------------
Total from investment operations................            .48           3.09          (1.81)          1.88           .96
                                                    ----------------------------------------------------------------------
Less distributions from:
 Net investment income..........................           (.32)          (.26)          (.32)          (.28)         (.25)
 Net realized gains.............................           (.09)          (.77)          (.84)          (.17)         (.36)
                                                    ----------------------------------------------------------------------
Total distributions.............................           (.41)         (1.03)         (1.16)          (.45)         (.61)
                                                    ----------------------------------------------------------------------
Net asset value, end of year....................         $10.56         $10.49          $8.43         $11.40         $9.97
                                                    ======================================================================
Total Return*...................................          4.79%         40.36%       (17.89)%         19.55%        10.68%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).................    $11,489,339    $11,940,654    $10,745,504    $14,367,787    $9,602,209
Ratios to average net assets:
 Expenses.......................................          1.15%          1.13%          1.12%          1.08%         1.12%
 Net investment income..........................          2.14%          2.92%          2.79%          3.28%         3.09%
Portfolio turnover rate.........................         44.77%         26.11%         38.27%         37.28%        15.91%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                              CLASS B
                                                                ------------------------------------
                                                                  YEAR ENDED         PERIOD ENDED
                                                                AUGUST 31, 2000    AUGUST 31, 1999+
                                                                ------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................         $10.43               $8.39
                                                                ------------------------------------
Income from investment operations:
 Net investment income......................................            .16                 .14
 Net realized and unrealized gains..........................            .23                1.90
                                                                ------------------------------------
Total from investment operations............................            .39                2.04
                                                                ------------------------------------
Less distributions from:
 Net investment income......................................           (.30)                 --
 Net realized gains.........................................           (.09)                 --
                                                                ------------------------------------
Total distributions.........................................           (.39)                 --
                                                                ------------------------------------
Net asset value, end of year................................         $10.43              $10.43
                                                                ====================================
Total Return*...............................................          3.99%              24.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................        $53,313             $16,765
Ratios to average net assets:
 Expenses...................................................          1.90%               1.91%**
 Net investment income......................................          1.54%               2.14%**
Portfolio turnover rate.....................................         44.77%              26.11%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.
 14

TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                                    CLASS C
                                                    -----------------------------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                    -----------------------------------------------------------------------
                                                       2000           1999           1998            1997            1996
                                                    -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year..............        $10.31          $8.30         $11.25           $9.87          $9.59
                                                    -----------------------------------------------------------------------
Income from investment operations:
 Net investment income..........................           .14            .19            .22             .26            .30
 Net realized and unrealized gains (losses).....           .25           2.79          (2.07)           1.52            .58
                                                    -----------------------------------------------------------------------
Total from investment operations................           .39           2.98          (1.85)           1.78            .88
                                                    -----------------------------------------------------------------------
Less distributions from:
 Net investment income..........................          (.22)          (.20)          (.26)           (.23)          (.24)
 Net realized gains.............................          (.09)          (.77)          (.84)           (.17)          (.36)
                                                    -----------------------------------------------------------------------
Total distributions.............................          (.31)          (.97)         (1.10)           (.40)          (.60)
                                                    -----------------------------------------------------------------------
Net asset value, end of year....................        $10.39         $10.31          $8.30          $11.25          $9.87
                                                    =======================================================================
Total Return*...................................         3.94%         39.45%       (18.46)%          18.65%          9.78%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).................    $1,127,869     $1,196,084     $1,159,810      $1,303,639       $527,443
Ratios to average net assets:
 Expenses.......................................         1.90%          1.88%          1.87%           1.83%          1.87%
 Net investment income..........................         1.39%          2.15%          2.07%           2.62%          2.63%
Portfolio turnover rate.........................        44.77%         26.11%         38.27%          37.28%         15.91%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                                   ADVISOR CLASS
                                                                ----------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                                ----------------------------------------------------
                                                                  2000          1999           1998          1997+
                                                                ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $10.50         $8.44         $11.42         $10.26
                                                                ----------------------------------------------------
Income from investment operations:
 Net investment income......................................         .26           .29            .33            .07
 Net realized and unrealized gains (losses).................         .24          2.81          (2.12)          1.09
                                                                ----------------------------------------------------
Total from investment operations............................         .50          3.10          (1.79)          1.16
                                                                ----------------------------------------------------
Less distributions from:
 Net investment income......................................        (.35)         (.27)          (.35)            --
 Net realized gains.........................................        (.09)         (.77)          (.84)            --
                                                                ----------------------------------------------------
Total distributions.........................................        (.44)        (1.04)         (1.19)            --
                                                                ----------------------------------------------------
Net asset value, end of year................................      $10.56        $10.50          $8.44         $11.42
                                                                ====================================================
Total Return*...............................................       5.03%        40.65%       (17.75)%         11.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $117,129       $77,203        $50,022       $139,100
Ratios to average net assets:
 Expenses...................................................        .90%          .88%           .87%           .83%**
 Net investment income......................................       2.45%         3.18%          3.08%          3.37%**
Portfolio turnover rate.....................................      44.77%        26.11%         38.27%         37.28%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
++Based on average weighted shares outstanding effective year ended August 31, 1998.
                       See Notes to Financial Statements.
 16

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 81.0%
AEROSPACE & DEFENSE 2.3%
BAE Systems PLC.............................................    United Kingdom        24,154,864     $   145,847,850
Rolls-Royce PLC.............................................    United Kingdom        47,310,493         130,785,143
Saab AB, B..................................................        Sweden             2,306,750          18,578,180
                                                                                                     ---------------
                                                                                                         295,211,173
                                                                                                     ---------------
AIRLINES 2.0%
British Airways PLC.........................................    United Kingdom         3,144,672          15,373,118
Sas Sverige AB..............................................        Sweden             3,000,000          23,525,672
Singapore Airlines Ltd. ....................................      Singapore           22,480,200         216,796,212
                                                                                                     ---------------
                                                                                                         255,695,002
                                                                                                     ---------------
AUTO COMPONENTS .7%
Michelin SA, B..............................................        France             3,200,000          93,883,357
                                                                                                     ---------------
AUTOMOBILES 1.9%
Bayerische Motorenwerke AG BMW..............................       Germany             4,533,700         145,184,810
Regie Nationale des Usines Renault SA.......................        France             2,000,000          87,055,477
Volkswagen AG...............................................       Germany               168,350           7,259,046
                                                                                                     ---------------
                                                                                                         239,499,333
                                                                                                     ---------------
BANKS 9.8%
Alliance & Leicester PLC....................................    United Kingdom        11,000,000          95,226,317
Australia & New Zealand Banking Group Ltd. .................      Australia           20,076,108         151,147,910
Banco Popular Espanol SA....................................        Spain              3,968,034         118,003,856
Bank Austria AG.............................................       Austria               502,373          26,931,981
Deutsche Bank AG............................................       Germany             1,570,000         134,695,057
Foreningssparbanken AB, A...................................        Sweden             5,000,000          74,444,974
Guoco Group Ltd. ...........................................      Hong Kong           16,478,500          42,256,356
HSBC Holdings PLC...........................................      Hong Kong           21,514,036         306,188,760
National Australia Bank Ltd. ...............................      Australia           16,962,574         248,945,155
Nordic Baltic Holding AB....................................        Sweden             7,100,000          49,282,043
                                                                                                     ---------------
                                                                                                       1,247,122,409
                                                                                                     ---------------
BEVERAGES .8%
PanAmerican Beverages Inc., A...............................        Mexico             5,202,900          96,578,831
                                                                                                     ---------------
BUILDING PRODUCTS 1.0%
Caradon PLC.................................................    United Kingdom         6,546,802          17,097,830
+Hepworth PLC...............................................    United Kingdom        21,012,458          63,742,671
Pilkington PLC..............................................    United Kingdom        37,596,549          49,777,916
                                                                                                     ---------------
                                                                                                         130,618,417
                                                                                                     ---------------
CHEMICALS 4.2%
+Agrium Inc. ...............................................        Canada             7,018,695          68,432,276
Akzo Nobel NV...............................................     Netherlands           3,350,000         148,349,484
BASF AG.....................................................       Germany             2,920,000         110,849,929

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS (CONT.)
DSM NV, Br. ................................................     Netherlands           4,338,885     $   132,697,052
Elementis PLC...............................................    United Kingdom        28,738,196          32,404,740
Laporte PLC.................................................    United Kingdom         6,000,000          39,851,013
Laporte PLC, B..............................................    United Kingdom        31,677,600             368,714
*Laporte PLC, B, new........................................    United Kingdom        54,000,000             628,537
                                                                                                     ---------------
                                                                                                         533,581,745
                                                                                                     ---------------
COMMERCIAL SERVICES & SUPPLIES .3%
Williams PLC................................................    United Kingdom         6,615,000          37,078,302
                                                                                                     ---------------
COMMUNICATIONS EQUIPMENT .6%
Alcatel SA..................................................        France               500,000          40,918,385
Marconi PLC.................................................    United Kingdom         2,064,135          36,398,883
                                                                                                     ---------------
                                                                                                          77,317,268
                                                                                                     ---------------
COMPUTERS & PERIPHERALS .9%
Fujitsu Ltd. ...............................................        Japan              4,010,000         116,193,736
                                                                                                     ---------------
CONSTRUCTION MATERIALS .6%
Cemex SA, ADR...............................................        Mexico             2,416,869          56,645,367
Cheung Kong Infrastructure Holdings Ltd. ...................      Hong Kong           11,000,000          18,828,613
                                                                                                     ---------------
                                                                                                          75,473,980
                                                                                                     ---------------
CONTAINERS & PACKAGING .2%
Assidoman AB................................................        Sweden             1,780,900          26,893,260
                                                                                                     ---------------
DIVERSIFIED FINANCIALS 3.5%
ING Groep NV................................................     Netherlands             900,000          60,330,725
Jardine Strategic Holdings Ltd. ............................      Hong Kong           14,694,764          41,880,077
Nomura Securities Co. Ltd. .................................        Japan              6,187,000         144,753,985
Swire Pacific Ltd., A.......................................      Hong Kong           29,606,400         203,087,764
                                                                                                     ---------------
                                                                                                         450,052,551
                                                                                                     ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES 4.1%
Nippon Telegraph & Telephone Corp. .........................        Japan                 15,603         185,819,674
Nortel Inversora SA, ADR, B.................................      Argentina              700,000          11,200,000
Telecom Argentina Stet-France Telecom SA, B, ADR............      Argentina            3,228,900          75,879,150
Telecom Corp. of New Zealand Ltd. ..........................     New Zealand          20,000,000          55,745,131
Telefonos de Mexico SA de CV (Telmex), ADR..................        Mexico             3,599,950         195,972,278
                                                                                                     ---------------
                                                                                                         524,616,233
                                                                                                     ---------------
ELECTRIC UTILITIES 8.1%
CLP Holdings Ltd. ..........................................      Hong Kong           29,375,600         131,825,420
E.ON AG.....................................................       Germany             3,750,000         184,366,110
Electrabel SA...............................................       Belgium               182,420          39,004,276
Endesa SA...................................................        Spain              4,282,900          83,578,996
Gener SA, ADR...............................................        Chile              1,249,650          15,933,038

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRIC UTILITIES (CONT.)
Hong Kong Electric Holdings Ltd. ...........................      Hong Kong           39,578,200     $   125,342,215
Iberdrola SA, Br. ..........................................        Spain             12,831,700         147,733,388
Korea Electric Power Corp. .................................     South Korea           4,405,980         129,546,740
National Grid Group PLC.....................................    United Kingdom         2,870,293          23,448,946
National Power PLC..........................................    United Kingdom        12,000,000          82,233,635
Powergen PLC................................................    United Kingdom         9,300,000          78,615,181
                                                                                                     ---------------
                                                                                                       1,041,627,945
                                                                                                     ---------------
ELECTRICAL EQUIPMENT 1.0%
ABB Ltd. ...................................................     Switzerland             817,413          90,953,600
+GP Batteries International Ltd. ...........................      Singapore            6,240,398           7,142,035
Makita Corp. ...............................................        Japan              3,965,700          31,981,452
                                                                                                     ---------------
                                                                                                         130,077,087
                                                                                                     ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
Hitachi Ltd. ...............................................        Japan             11,000,000         130,279,445
                                                                                                     ---------------
FOOD & DRUG RETAILING 1.9%
Dairy Farm International Holdings Ltd. .....................      Hong Kong           39,791,683          18,304,174
Jardine Matheson Holdings Ltd. .............................      Hong Kong           13,099,952          64,189,765
Safeway PLC.................................................    United Kingdom        42,807,088         163,957,543
                                                                                                     ---------------
                                                                                                         246,451,482
                                                                                                     ---------------
FOOD PRODUCTS 1.1%
Kikkoman Corp. .............................................        Japan              1,811,000          13,348,143
Northern Foods PLC..........................................    United Kingdom        15,268,667          23,825,705
Unilever PLC................................................    United Kingdom        17,200,000         108,233,548
                                                                                                     ---------------
                                                                                                         145,407,396
                                                                                                     ---------------
GAS UTILITIES 1.1%
TransCanada PipeLines Ltd. .................................        Canada             9,715,064          94,209,077
Transportadora de Gas del Sur SA, B, ADR....................      Argentina            5,377,500          40,331,250
                                                                                                     ---------------
                                                                                                         134,540,327
                                                                                                     ---------------
HOTELS RESTAURANTS & LEISURE .4%
*Asia Standard Hotel Group Ltd. ............................      Hong Kong              100,000              14,104
Grand Hotel Holdings Ltd. ..................................      Hong Kong           26,358,000           3,109,171
Mandarin Oriental International Ltd. .......................      Hong Kong           12,407,000           7,692,340
Shangri-La Asia Ltd. .......................................      Hong Kong           44,210,000          44,780,814
                                                                                                     ---------------
                                                                                                          55,596,429
                                                                                                     ---------------
HOUSEHOLD DURABLES 1.5%
Koninklijke Philips Electronics NV..........................     Netherlands           1,202,063          58,564,234
LG Electronics Inc. ........................................     South Korea           1,750,000          44,509,583

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HOUSEHOLD DURABLES (CONT.)
+Mckechnie Group PLC........................................    United Kingdom        10,052,495     $    57,260,214
Sony Corp. .................................................        Japan                253,803          28,321,978
                                                                                                     ---------------
                                                                                                         188,656,009
                                                                                                     ---------------
INDUSTRIAL CONGLOMERATES 1.6%
Cookson Group PLC...........................................    United Kingdom        27,015,799          92,173,908
Norsk Hydro ASA.............................................        Norway             2,596,650         111,598,949
                                                                                                     ---------------
                                                                                                         203,772,857
                                                                                                     ---------------
INSURANCE 4.1%
Ace Ltd. ...................................................       Bermuda             1,596,000          56,059,500
Allied Zurich PLC...........................................    United Kingdom        13,000,000         159,920,560
AXA SA......................................................        France             1,000,000         142,514,225
Scor........................................................        France             1,402,080          61,827,141
XL Capital Ltd., A..........................................       Bermuda             1,446,000          99,683,626
                                                                                                     ---------------
                                                                                                         520,005,052
                                                                                                     ---------------
LEISURE EQUIPMENT & PRODUCTS 1.3%
Fuji Photo Film Co. Ltd. ...................................        Japan              4,800,000         171,942,986
                                                                                                     ---------------
MACHINERY 2.4%
CNH Global NV...............................................     Netherlands                 900               8,831
*Kvaerner ASA, 144A.........................................        Norway             1,165,620          15,606,853
METSO OYJ...................................................       Finland             5,571,422          67,364,277
Sandvik AB..................................................        Sweden             4,165,050          90,923,573
SKF AB, A...................................................        Sweden             1,579,633          21,426,697
SKF AB, B...................................................        Sweden               389,720           5,657,992
Volvo AB, B.................................................        Sweden             6,285,000         104,233,826
                                                                                                     ---------------
                                                                                                         305,222,049
                                                                                                     ---------------
MARINE .2%
Koninklijke Vopak NV........................................     Netherlands           1,302,048          27,550,447
                                                                                                     ---------------
MEDIA .8%
South China Morning Post Holdings Ltd. .....................      Hong Kong           39,054,400          29,293,429
South China Morning Post Holdings Ltd., 144A................      Hong Kong           31,530,000          23,649,622
Wolters Kluwer NV...........................................     Netherlands           2,377,170          48,185,878
                                                                                                     ---------------
                                                                                                         101,128,929
                                                                                                     ---------------
METALS & MINING 2.5%
Anglo American Platinum Corp. Ltd. .........................     South Africa                700              27,368
Barrick Gold Corp. .........................................        Canada             5,300,000          84,101,312
Broken Hill Proprietary Co. Ltd. ...........................      Australia            3,975,580          43,568,975
Companhia Siderurgica Nacional CSN, ADR.....................        Brazil             1,483,275          53,768,719
De Beers Consolidated Mines AG, ADR.........................     South Africa          1,500,000          41,625,000
Grupo Mexico SA de CV, B....................................        Mexico               477,000           2,129,672

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
Pohang Iron & Steel Co. Ltd. ...............................     South Korea             952,595     $    72,828,949
+Yamato Kogyo Co. Ltd. .....................................        Japan              5,143,000          20,255,627
                                                                                                     ---------------
                                                                                                         318,305,622
                                                                                                     ---------------
MULTILINE RETAIL .8%
Marks & Spencer PLC.........................................    United Kingdom        32,282,000          98,751,517
Matsuzakaya Co. Ltd. .......................................        Japan                215,600             529,700
                                                                                                     ---------------
                                                                                                          99,281,217
                                                                                                     ---------------
OIL & GAS 4.9%
Eni SpA.....................................................        Italy             12,030,000          69,839,883
*Husky Energy Inc. .........................................        Canada             1,696,949          15,707,696
*PetroChina Co. Ltd., H.....................................        China            501,016,000         119,483,769
Repsol YPF SA...............................................        Spain              7,020,000         139,176,743
Shell Transport & Trading Co. PLC...........................    United Kingdom        22,774,404         194,671,434
Societe Elf Aquitane SA, Br. ...............................        France               453,907          89,909,703
                                                                                                     ---------------
                                                                                                         628,789,228
                                                                                                     ---------------
PAPER & FOREST PRODUCTS 2.7%
Carter Holt Harvey Ltd. ....................................     New Zealand           9,002,789           7,092,361
Holmen Aktiebolag AB, B.....................................        Sweden             3,666,800          84,515,339
Metsa Serla OY, B...........................................       Finland             2,859,000          20,715,549
Norske Skogindustrier ASA, A................................        Norway             1,099,400          38,648,131
Stora Enso OYJ, R (EUR Traded)..............................       Finland             5,654,331          50,269,657
Stora Enso OYJ, R (EUR/FIM Traded)..........................       Finland             5,763,250          52,775,138
UPM-Kymmene Corp. ..........................................       Finland             3,767,834          95,301,278
                                                                                                     ---------------
                                                                                                         349,317,453
                                                                                                     ---------------
PHARMACEUTICALS 1.5%
Aventis SA..................................................        France             1,816,790         136,485,380
Ono Pharmaceutical Co Ltd. .................................        Japan              1,500,000          59,780,570
                                                                                                     ---------------
                                                                                                         196,265,950
                                                                                                     ---------------
REAL ESTATE 3.9%
Amoy Properties Ltd. .......................................      Hong Kong           33,791,900          31,628,591
Cheung Kong Holdings Ltd. ..................................      Hong Kong           20,984,900         273,097,246
Hang Lung Development Co. Ltd. .............................      Hong Kong           65,084,000          60,500,173
Lend Lease Corp. Ltd. ......................................      Australia            1,730,027          20,443,047
New World Development Co. Ltd. .............................      Hong Kong           24,473,380          40,008,154
Slough Estates PLC..........................................    United Kingdom         7,000,000          39,821,914
Wereldhave NV...............................................     Netherlands             839,694          38,744,771
                                                                                                     ---------------
                                                                                                         504,243,896
                                                                                                     ---------------

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ROAD & RAIL .6%
East Japan Railway Co. .....................................        Japan                  6,000     $    32,633,158
Seino Transportation Co. Ltd. ..............................        Japan              1,385,000           7,363,982
Stagecoach Holdings PLC.....................................    United Kingdom        32,000,000          34,336,762
                                                                                                     ---------------
                                                                                                          74,333,902
                                                                                                     ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS .6%
*Hyundai Electronics Industries Co. ........................     South Korea           4,000,000          73,235,626
                                                                                                     ---------------
SPECIALTY RETAIL .6%
Best Denki Co. Ltd. ........................................        Japan              2,023,140          13,469,893
+W.H. Smith PLC.............................................    United Kingdom        13,164,130          69,238,524
                                                                                                     ---------------
                                                                                                          82,708,417
                                                                                                     ---------------
TEXTILES & APPAREL .6%
Adidas-Salomon AG...........................................       Germany               145,820           7,739,557
Yue Yuen Industrial Holdings Ltd. ..........................      Hong Kong           27,581,400          63,655,098
                                                                                                     ---------------
                                                                                                          71,394,655
                                                                                                     ---------------
TRADING COMPANIES & DISTRIBUTORS .4%
Samsung Corp. ..............................................     South Korea           6,000,000          54,385,569
                                                                                                     ---------------
TRANSPORTATION INFRASTRUCTURE .4%
BAA PLC.....................................................    United Kingdom         6,479,211          51,800,882
                                                                                                     ---------------
WATER UTILITIES .9%
Thames Water Group PLC......................................    United Kingdom         9,675,582         114,379,398
                                                                                                     ---------------
WIRELESS TELECOMMUNICATION SERVICES 1.2%
SK Telecom Co. Ltd., ADR....................................     South Korea           3,873,796          99,266,023
Smartone Telecommunications Holdings Ltd. ..................      Hong Kong           26,773,800          51,664,340
                                                                                                     ---------------
                                                                                                         150,930,363
                                                                                                     ---------------
TOTAL COMMON STOCKS (COST $9,696,033,331)...................                                          10,371,446,215
                                                                                                     ---------------
PREFERRED STOCKS 4.0%
Brasil Telecom Participacoes SA, ADR, pfd. .................        Brazil               930,000          65,506,875
Cia Vale do Rio Doce, A, ADR, pfd. .........................        Brazil             1,550,500          42,154,219
Cia Vale do Rio Doce, A, pfd. ..............................        Brazil               949,420          25,672,693
Petroleo Brasileiro SA, pfd. ...............................        Brazil             5,400,000         163,528,442
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........        Brazil                74,440           1,823,780
*Telecomunicacoes Brasileiras SA (Telebras), pfd. ..........        Brazil           372,200,000          34,468,645
Telecomunicacoes de Sao Paulo SA, ADR, pfd. ................        Brazil               372,200           6,629,813
*Telesp Celular Participacoes SA, pfd., rts., 10/09/00......        Brazil            37,220,000             225,017
Volkswagen AG, pfd. ........................................       Germany             6,551,340         168,326,570
                                                                                                     ---------------
TOTAL PREFERRED STOCKS (COST $482,056,422)..................                                             508,336,054
                                                                                                     ---------------

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS 6.0%
U.S. Treasury Bonds:
  8.75%, 8/15/20............................................    United States     $  150,000,000     $   198,421,950
  7.50%, 11/15/24...........................................    United States        150,000,000         180,328,200
  6.75%, 8/15/26............................................    United States        175,000,000         194,851,650
  6.625%, 2/15/27...........................................    United States        175,000,000         192,226,650
                                                                                                     ---------------
TOTAL BONDS (COST $712,019,531).............................                                             765,828,450
                                                                                                     ---------------
SHORT TERM INVESTMENTS (COST $1,031,001,243) 8.1%
U.S. Treasury Bills, 5.64% to 6.31%, with maturities to
  11/24/00..................................................    United States      1,041,957,000       1,031,145,649
                                                                                                     ---------------
TOTAL INVESTMENTS (COST $11,921,110,527) 99.1%..............                                          12,676,756,368
OTHER ASSETS, LESS LIABILITIES .9%..........................                                             110,893,566
                                                                                                     ---------------
TOTAL NET ASSETS 100.0%.....................................                                         $12,787,649,934
                                                                                                     ===============

CURRENCY ABBREVIATIONS:

EUR -- European Unit
FIM -- Finnish Markka

*Non-income producing.
**Securities denominated in U.S. dollars.
+Affiliated Issuers (see note 6).
                       See Notes to Financial Statements.

TEMPLETON FOREIGN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000

Assets:
 Investments in securities, at value (cost
  $11,921,110,527)..........................................    $12,676,756,368
 Cash.......................................................         11,678,005
 Receivables:
  Investment securities sold................................         13,666,946
  Capital shares sold.......................................        265,481,014
  Dividends and interest....................................         34,838,625
                                                                ---------------
      Total assets..........................................     13,002,420,958
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased...........................        117,937,221
  Capital shares redeemed...................................         81,998,715
  To affiliates.............................................         12,359,060
 Accrued expenses...........................................          2,476,028
                                                                ---------------
      Total liabilities.....................................        214,771,024
                                                                ---------------
Net assets, at value........................................    $12,787,649,934
                                                                ===============
Net assets consist of:
 Undistributed net investment income........................    $   209,231,390
 Net unrealized appreciation................................        755,645,841
 Accumulated net realized gain..............................        536,296,262
 Capital shares.............................................     11,286,476,441
                                                                ---------------
Net assets, at value........................................    $12,787,649,934
                                                                ===============
CLASS A:
 Net asset value per share ($11,489,338,993 / 1,088,519,437
   shares outstanding)......................................             $10.56
                                                                ===============
 Maximum offering price per share ($10.56 / 94.25%).........             $11.20
                                                                ===============
CLASS B:
 Net asset value and maximum offering price per share
   ($53,312,836 / 5,111,505 shares outstanding)*............             $10.43
                                                                ===============
CLASS C:
 Net asset value per share ($1,127,869,547 / 108,545,104
   shares outstanding)*.....................................             $10.39
                                                                ===============
 Maximum offering price per share ($10.39 / 99.00%).........             $10.49
                                                                ===============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($117,128,558 / 11,092,867 shares outstanding)...........             $10.56
                                                                ===============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 24

TEMPLETON FOREIGN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2000

Investment Income:
 (net of foreign taxes of $32,586,640)
 Dividends..................................................    $336,201,881
 Interest...................................................     103,805,542
                                                                ------------
      Total investment income...............................                    $ 440,007,423
Expenses:
 Management fees (Note 3)...................................      81,392,086
 Administrative fees (Note 3)...............................      10,366,970
 Distribution fees (Note 3)
  Class A...................................................      30,145,062
  Class B...................................................         377,363
  Class C...................................................      11,939,812
 Transfer agent fees (Note 3)...............................      23,129,000
 Custodian fees.............................................       3,990,000
 Reports to shareholders....................................         792,000
 Registration and filing fees...............................         449,000
 Professional fees..........................................         155,700
 Directors' fees and expenses...............................         147,600
 Other......................................................          29,056
                                                                ------------
      Total expenses........................................                      162,913,649
                                                                                -------------
            Net investment income...........................                      277,093,774
                                                                                -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     634,422,369
  Foreign currency transactions.............................     (11,701,731)
                                                                ------------
      Net realized gain.....................................                      622,720,638
      Net unrealized depreciation on investments............                     (240,218,775)
                                                                                -------------
Net realized and unrealized gain............................                      382,501,863
                                                                                -------------
Net increase in net assets resulting from operations........                    $ 659,595,637
                                                                                =============

                       See Notes to Financial Statements.

TEMPLETON FOREIGN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2000 AND 1999

                                                                     2000                  1999
                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   277,093,774       $   351,425,070
  Net realized gain from investments and foreign currency
   transactions.............................................        622,720,638            27,606,261
  Net unrealized appreciation (depreciation) on
   investments..............................................       (240,218,775)        3,752,103,566
                                                                -------------------------------------
    Net increase in net assets resulting from operations....        659,595,637         4,131,134,897
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................       (360,625,808)         (319,053,548)
   Class B..................................................           (667,056)                   --
   Class C..................................................        (25,163,999)          (27,544,740)
   Advisor Class............................................         (3,197,102)           (1,552,072)
  Net realized gains:
   Class A..................................................       (107,748,785)         (940,330,691)
   Class B..................................................           (236,153)                   --
   Class C..................................................        (10,944,178)         (102,214,786)
   Advisor Class............................................           (848,770)           (4,253,117)
                                                                -------------------------------------
 Total distributions to shareholders........................       (509,431,851)       (1,394,948,954)
 Capital share transactions (Note 2):
   Class A..................................................       (588,190,701)       (1,282,999,736)
   Class B..................................................         36,451,685            15,798,522
   Class C..................................................        (80,162,275)         (208,492,650)
   Advisor Class............................................         38,681,733            14,877,679
                                                                -------------------------------------
 Total capital share transactions...........................       (593,219,558)       (1,460,816,185)
    Net increase (decrease) in net assets...................       (443,055,772)        1,275,369,758
Net assets:
 Beginning of year..........................................     13,230,705,706        11,955,335,948
                                                                -------------------------------------
 End of year................................................    $12,787,649,934       $13,230,705,706
                                                                =====================================
Undistributed net investment income included in net assets:
 End of year................................................    $   209,231,390       $   322,109,281
                                                                =====================================

                       See Notes to Financial Statements.
 26

TEMPLETON FOREIGN FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

TEMPLETON FOREIGN FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At August 31, 2000, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 2.5 billion shares have been classified as Fund shares as follows: 2 billion Class A shares, 100 million Class B shares, 300 million Class C shares, and 100 million Advisor Class shares. Transactions in the Fund's shares were as follows:

                                                                           YEAR ENDED AUGUST 31,
                                               -----------------------------------------------------------------------------
                                                              2000                                       1999
                                               -----------------------------------------------------------------------------
                                                   SHARES             AMOUNT                  SHARES             AMOUNT
                                               -----------------------------------------------------------------------------
CLASS A SHARES:
Shares sold..................................   1,605,048,001    $ 16,784,247,094            958,199,306    $  8,964,615,268
Shares issued on reinvestment of
  distributions..............................      40,186,895         403,012,086            140,749,711       1,127,399,717
Shares redeemed..............................  (1,695,094,219)    (17,775,449,881)        (1,235,651,096)    (11,375,014,721)
                                               -----------------------------------------------------------------------------
Net decrease.................................     (49,859,323)   $   (588,190,701)          (136,702,079)   $ (1,282,999,736)
                                               =============================================================================

TEMPLETON FOREIGN FUND
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

                                                           YEAR ENDED                                PERIOD ENDED
                                                        AUGUST 31, 2000                            AUGUST 31, 1999*
                                               -----------------------------------------------------------------------------
                                                   SHARES             AMOUNT                  SHARES             AMOUNT
                                               -----------------------------------------------------------------------------
CLASS B SHARES:
Shares sold..................................       3,783,812    $     39,379,639              1,618,210    $     15,907,208
Shares issued on reinvestment of
  distributions..............................          79,936             795,360                     --                  --
Shares redeemed..............................        (359,626)         (3,723,314)               (10,827)           (108,686)
                                               -----------------------------------------------------------------------------
Net increase.................................       3,504,122    $     36,451,685              1,607,383    $     15,798,522
                                               =============================================================================

                                                                           YEAR ENDED AUGUST 31,
                                               -----------------------------------------------------------------------------
                                                              2000                                       1999
                                               -----------------------------------------------------------------------------
                                                   SHARES             AMOUNT                  SHARES             AMOUNT
                                               -----------------------------------------------------------------------------
CLASS C SHARES:
Shares sold..................................      70,313,549    $    726,082,952             42,361,421    $    377,236,433
Shares issued on reinvestment of
  distributions..............................       2,862,681          28,369,048             12,347,649          97,793,089
Shares redeemed..............................     (80,689,588)       (834,614,275)           (78,357,177)       (683,522,172)
                                               -----------------------------------------------------------------------------
Net decrease.................................      (7,513,358)   $    (80,162,275)           (23,648,107)   $   (208,492,650)
                                               =============================================================================

                                                                           YEAR ENDED AUGUST 31,
                                               -----------------------------------------------------------------------------
                                                              2000                                       1999
                                               -----------------------------------------------------------------------------
                                                   SHARES             AMOUNT                  SHARES             AMOUNT
                                               -----------------------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold..................................       9,544,625    $     99,653,723              9,656,116    $     92,836,872
Shares issued on reinvestment of
  distributions..............................         348,516           3,480,468                608,301           4,866,404
Shares redeemed..............................      (6,153,094)        (64,452,458)            (8,841,471)        (82,825,597)
                                               -----------------------------------------------------------------------------
Net increase.................................       3,740,047    $     38,681,733              1,422,946    $     14,877,679
                                               =============================================================================

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

TEMPLETON FOREIGN FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, and, 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2000, unreimbursed costs were $15,389,251. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $942,284 and $471,344, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At August 31, 2000, net unrealized appreciation based on the cost of investments for income tax purposes of $11,929,753,983 was as follows:

Unrealized appreciation.....................................  $1,613,643,127
Unrealized depreciation.....................................    (866,640,742)
                                                              --------------
Net unrealized appreciation.................................  $  747,002,385
                                                              ==============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31, on the sale of foreign currencies.

At August 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 1999 of $10,589,089. For tax purposes, such losses will be reflected in the year ending August 31, 2001.

TEMPLETON FOREIGN FUND
Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2000 aggregated $5,437,561,459 and $5,735,543,956, respectively.

6. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at August 31, 2000 were $286,071,347. For the year ended August 31, 2000, dividend income from "affiliated persons" was $17,498,894 and net realized losses from disposition of "affiliated persons" were $51,768,342.

                               NUMBER OF                                 NUMBER OF
                              SHARES HELD      GROSS        GROSS       SHARES HELD        VALUE       DIVIDEND INCOME
      NAME OF ISSUER         AUG. 31, 1999   ADDITIONS   REDUCTIONS    AUG. 31, 2000   AUG. 31, 2000   9/1/99-8/31/00
----------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Agrium Inc. ...............    7,018,695           --            --      7,018,695     $ 68,432,276      $   772,056
Bail Investissement........      164,380           --      (164,380)            --                *        1,621,255
DSM NV, Br. ...............    1,852,903     4,262,590   (1,776,608)     4,338,885                *               --
Elementis PLC..............   28,738,196           --            --     28,738,196                *               --
G P Batteries International
 Ltd. .....................    6,240,398           --            --      6,240,398        7,142,035          320,036
Hepworth PLC...............   21,012,458           --            --     21,012,458       63,742,671        3,507,076
Hollandsche Beton Groep
 NV........................    2,032,325           --    (2,032,325)            --                *        1,352,130
Inchcape PLC...............    5,000,001           --    (5,000,001)            --                *        1,154,538
Mckechnie Group PLC........   10,052,495           --            --     10,052,495       57,260,214        3,853,903
SAS Norge ASA, B...........    1,233,300      646,700    (1,880,000)            --                *               --
Vickers Group PLC..........   22,672,701           --    (22,672,701)           --                *        1,178,924
W.H. Smith Group PLC.......    9,761,360     3,402,770           --     13,164,130       69,238,524        3,373,577
Yamato Kogyo Co. Ltd. .....    7,702,000           --    (2,559,000)     5,143,000       20,255,627          365,399
                                                                                       -------------------------------
TOTAL NON CONTROLLED
 AFFILIATES................                                                            $286,071,347      $17,498,894
                                                                                       ===============================

                               REALIZED
                                CAPITAL
      NAME OF ISSUER         GAIN/(LOSSES)
------------------------------------------
NON CONTROLLED AFFILIATES
Agrium Inc. ...............            --
Bail Investissement........  $ (2,427,546)
DSM NV, Br. ...............     3,224,374
Elementis PLC..............            --
G P Batteries International
 Ltd. .....................            --
Hepworth PLC...............            --
Hollandsche Beton Groep
 NV........................   (10,631,137)
Inchcape PLC...............   (22,181,496)
Mckechnie Group PLC........            --
SAS Norge ASA, B...........            --
Vickers Group PLC..........    (7,984,288)
W.H. Smith Group PLC.......            --
Yamato Kogyo Co. Ltd. .....   (11,768,249)
                             -------------
TOTAL NON CONTROLLED
 AFFILIATES................  $(51,768,342)
                             =============

*As of August 31, 2000, no longer an affiliate.

TEMPLETON FOREIGN FUND
REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Shareholders

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Foreign Fund series of Templeton Funds, Inc. (the "Fund") at August 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years ending August 31, 1998 were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
September 29, 2000

TEMPLETON FOREIGN FUND
Tax Designation
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $449,703,230 as a capital gain dividend for the fiscal year ended August 31, 2000.

At August 31, 2000, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record on October 19, 2000.

                                                                      CLASS A                               CLASS B
                                                                      ---------------------------------------------
                                                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
COUNTRY                                                  PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Argentina..............................................     $0.0000            $0.0056            $0.0000            $0.0051
Australia..............................................      0.0004             0.0147             0.0004             0.0132
Austria................................................      0.0002             0.0012             0.0002             0.0010
Belgium................................................      0.0003             0.0014             0.0003             0.0013
Bermuda................................................      0.0000             0.0028             0.0000             0.0025
Brazil.................................................      0.0012             0.0094             0.0012             0.0084
Canada.................................................      0.0006             0.0029             0.0006             0.0026
Chile..................................................      0.0000             0.0002             0.0000             0.0002
Denmark................................................      0.0001             0.0003             0.0001             0.0003
Finland................................................      0.0019             0.0100             0.0019             0.0089
France.................................................      0.0017             0.0106             0.0017             0.0095
Germany................................................      0.0016             0.0110             0.0016             0.0099
Hong Kong..............................................      0.0000             0.0364             0.0000             0.0327
Italy..................................................      0.0003             0.0014             0.0003             0.0012
Japan..................................................      0.0007             0.0035             0.0007             0.0032
Mexico.................................................      0.0005             0.0050             0.0005             0.0045
Netherlands............................................      0.0021             0.0134             0.0021             0.0121
New Zealand............................................      0.0007             0.0034             0.0007             0.0031
Norway.................................................      0.0007             0.0035             0.0007             0.0032
Peru...................................................      0.0000             0.0007             0.0000             0.0006
Singapore..............................................      0.0013             0.0101             0.0013             0.0091
South Africa...........................................      0.0000             0.0039             0.0000             0.0035
South Korea............................................      0.0003             0.0013             0.0003             0.0012
Spain..................................................      0.0013             0.0067             0.0013             0.0060
Sweden.................................................      0.0030             0.0151             0.0030             0.0136
Switzerland............................................      0.0002             0.0010             0.0002             0.0009
United Kingdom.........................................      0.0083             0.0648             0.0083             0.0581
                                                         ------------------------------------------------------------------------
TOTAL..................................................     $0.0274            $0.2403            $0.0274            $0.2159
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------

TEMPLETON FOREIGN FUND
Tax Designation (continued)

                                                                      CLASS C                            ADVISOR CLASS
                                                         ------------------------------------------------------------------------
                                                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
COUNTRY                                                  PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Argentina..............................................     $0.0000            $0.0045            $0.0000            $0.0060
Australia..............................................      0.0004             0.0117             0.0004             0.0157
Austria................................................      0.0002             0.0009             0.0002             0.0012
Belgium................................................      0.0003             0.0011             0.0003             0.0015
Bermuda................................................      0.0000             0.0023             0.0000             0.0030
Brazil.................................................      0.0012             0.0075             0.0012             0.0100
Canada.................................................      0.0006             0.0023             0.0006             0.0031
Chile..................................................      0.0000             0.0001             0.0000             0.0002
Denmark................................................      0.0001             0.0003             0.0001             0.0004
Finland................................................      0.0019             0.0079             0.0019             0.0106
France.................................................      0.0017             0.0084             0.0017             0.0113
Germany................................................      0.0016             0.0088             0.0016             0.0118
Hong Kong..............................................      0.0000             0.0290             0.0000             0.0389
Italy..................................................      0.0003             0.0011             0.0003             0.0015
Japan..................................................      0.0007             0.0028             0.0007             0.0038
Mexico.................................................      0.0005             0.0040             0.0005             0.0053
Netherlands............................................      0.0021             0.0107             0.0021             0.0144
New Zealand............................................      0.0007             0.0027             0.0007             0.0036
Norway.................................................      0.0007             0.0028             0.0007             0.0038
Peru...................................................      0.0000             0.0005             0.0000             0.0007
Singapore..............................................      0.0013             0.0081             0.0013             0.0108
South Africa...........................................      0.0000             0.0031             0.0000             0.0042
South Korea............................................      0.0003             0.0010             0.0003             0.0014
Spain..................................................      0.0013             0.0053             0.0013             0.0071
Sweden.................................................      0.0030             0.0120             0.0030             0.0162
Switzerland............................................      0.0002             0.0008             0.0002             0.0011
United Kingdom.........................................      0.0083             0.0515             0.0083             0.0692
                                                         ------------------------------------------------------------------------
TOTAL..................................................     $0.0274            $0.1912            $0.0274            $0.2568
                                                         ========================================================================

In January 2001, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2000. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

[FRANKLIN TEMPLETON LOGO]

Templeton Foreign Fund
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777


ANNUAL REPORT

AUDITORS
PricewaterhouseCoopers L.L.P.
333 Market Street
San Francisco, CA 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Foreign Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


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